U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.     Name and address of issuer:

                            HILLIARD LYONS GROWTH FUND, INC.



2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
        the issuer, check the box but do not list series or classes):	 [  ]

 		Common Stock



3.     Investment Company Act File Number:      811-6423

        Securities Act File Number:	33-43177



4(a).  Last day of fiscal year for which this Form is filed:

          		December 31, 1998


4(b).	[  ]	Check box if this Form is being filed late (i.e., more than 90
	 calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  	[  ] Check box if this is the last time the issuer will be filing
	this Form.
5.     Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the				$45,301,625
		fiscal year pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or			$13,467,505
		repurchased during the fiscal year:

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:					$    - 0 -

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:			$13,467,505


	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:						$31,834,120
	(vi)	Redemption credits available for use in
		 future years		$  (- 0 -)
		__ if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:
	(vii)	Multiplier for determining registration fee (See					x  .000278
		Instruction C.9):

	(viii) Registration fee due [multiply Item 5(v) by Item
		 5(vii)]  (enter "0" if no fee is due):						=$8,849.89


6.     Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant
	to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2],
	then report the amount of securities (number of shares or other units)
	deducted here:  ---------.  If there is
	a number of shares or other units that were registered pursuant to rule
	24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future fiscal years, then
	state that number here:  ---------.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

											+$   - 0 -


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

										= $8,849.89



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
				March 15, 1999
		Method of Delivery:

			[X]	Wire Transfer
			[  ]	Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

           By (Signature and Title)*_____________________
                                                   JOSEPH C. CURRY, JR.
			   Secretary & Treasurer

           Date	March 16, 1999____________

*Please print the name and title of the signing officer below the signature.